Loan liabilities	12 Months Ended
Dec. 31, 2021
Loan liabilities
Loan liabilities

(16) Loan liabilities

Throughout the years 2021 and 2020, Evotec met all covenants under the various loan agreements shown below. All loans are unsecured. In 2021 and 2020, Evotec always had to maintain a minimum liquidity of k€ 35,000.

				31 Dec		31 Dec
				2021	2021	2020	2020
		Nominal interest	Maturity	Fair	Carrying	Fair	Carrying
Country of lender	Currency	rate	until	Value	amount	Value	amount
				k€	k€	k€	k€
Germany	EUR	fixed interest rate of 0.7% to 2%	2022-2031	254,911	249,530	261,601	249,369
Germany	EUR	1.60%	2024-2027	78,596	75,000	79,950	75,000
Germany	EUR	1.20%	2021-2029	8,014	7,797	16,341	16,652
Germany	EUR	1.40%	2031	21,332	20,367	—	—
Germany	EUR	1.28%	2021	—	—	5,000	5,000
Germany	EUR	1.25%	2021	—	—	178	178
Italy	EUR	1.50%	2021	—	—	212	212
France	EUR	0.55%	2025	8,559	8,650	—	—
				371,412	361,344	363,282	346,411

Current loan liabilities as of 31 December 2021 consist of interest liabilities of k€ 1,136 and of two loans in the amount of k€ 35,000 which are scheduled to be repaid in 2022 (31 December 2020: k€ 15,392).

As of 31 December 2021, the Company maintained unutilised lines of credit totaling k€ 99,601 (31 December 2020: k€ 51,953).